Eaton Vance

New York Municipal Income Trust

February 28, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 2.7%

Security	Principal Amount (000’s omitted)	Value
Hospital — 2.7%
Montefiore Obligated Group, 4.287%, 9/1/50	$500	$535,804
NYU Hospitals Center, 4.168%, 7/1/37	1,500	1,571,275

Total Corporate Bonds & Notes — 2.7% (identified cost $2,018,420)		$2,107,079

Tax-Exempt Municipal Obligations — 145.3%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.5%
Suffolk County Industrial Development Agency, NY, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$355	$358,128

		$358,128

Education — 17.0%
Monroe County Industrial Development Corp., NY, (True North Rochester Preparatory Charter School):
5.00%, 6/1/50(1)	$295	$338,666
5.00%, 6/1/59(1)	480	547,550
New York Dormitory Authority, (Columbia University):
5.00%, 10/1/38(2)	4,000	4,965,560
5.00%, 10/1/41	725	727,588
New York Dormitory Authority, (Fordham University), Prerefunded to 7/1/21, 5.50%, 7/1/36	1,000	1,017,640
New York Dormitory Authority, (New York University), 5.00%, 7/1/39(2)	4,000	4,961,320
New York Dormitory Authority, (Skidmore College):
5.00%, 7/1/27	325	330,197
5.25%, 7/1/29	400	406,724
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence):
5.00%, 10/15/39	125	142,030
5.00%, 10/15/49	25	27,828
5.00%, 10/15/54	40	44,367

		$13,509,470

Electric Utilities — 7.4%
New York Power Authority, 4.00%, 11/15/55(2)	$1,000	$1,141,620
Utility Debt Securitization Authority, NY, 5.00%, 12/15/36(2)	4,000	4,761,520

		$5,903,140

Escrowed/Prerefunded — 3.0%
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/22, 5.00%, 7/1/42	$1,000	$1,063,470

Security	Principal Amount (000’s omitted)	Value
Onondaga County Cultural Resources Trust, NY, (Syracuse University), Prerefunded to 12/1/23, 5.00%, 12/1/38	$1,205	$1,361,963

		$2,425,433

General Obligations — 3.1%
Illinois, 5.00%, 10/1/33	$1,300	$1,508,325
Washingtonville Central School District, NY:
0.05%, 6/15/35	300	212,247
0.05%, 6/15/36	300	204,408
0.05%, 6/15/37	300	197,862
0.05%, 6/15/38	300	191,589
0.05%, 6/15/39	220	136,517

		$2,450,948

Hospital — 12.3%
Brookhaven Local Development Corp., NY, (Long Island Community Hospital):
3.375%, 10/1/40	$500	$510,270
4.00%, 10/1/45	500	544,125
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/47	1,500	1,563,900
New York Dormitory Authority, (Catholic Health System Obligated Group), 4.00%, 7/1/45	2,960	3,244,693
New York Dormitory Authority, (Maimonides Medical Center), 3.00%, 2/1/50	700	721,798
New York Dormitory Authority, (Montefiore Obligated Group), 4.00%, 9/1/50	70	77,727
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/45(1)	1,900	2,095,130
Suffolk County Economic Development Corp., NY, (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	1,065	1,078,664

		$9,836,307

Housing — 3.3%
New York Housing Finance Agency, (FNMA), (AMT), 5.40%, 11/15/42	$2,625	$2,650,935

		$2,650,935

Industrial Development Revenue — 7.5%
Build NYC Resource Corp., NY, (Pratt Paper (NY), Inc.), (AMT), 4.50%, 1/1/25(1)	$995	$1,063,416
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	980	1,373,264
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 4.375%, 10/1/45	810	928,260
Niagara Area Development Corp., NY, (Covanta), (AMT), 4.75%, 11/1/42(1)	2,500	2,617,800

		$5,982,740

Insured-Education — 2.0%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$1,250	$1,593,425

		$1,593,425

Insured-General Obligations — 4.0%
Nassau County, NY:
(AGM), 5.00%, 7/1/42	$1,400	$1,706,180
(AGM), 5.00%, 4/1/43(2)	1,200	1,473,912
(AGM), 5.00%, 4/1/43	20	24,565

		$3,204,657

Security	Principal Amount (000’s omitted)	Value
Insured-Other Revenue — 6.6%
New York City Industrial Development Agency, NY, (Yankee Stadium):
(AGC), 0.00%, 3/1/31	$2,645	$2,129,807
(AGC), 0.00%, 3/1/32	3,625	2,825,216
(AGM), 3.00%, 3/1/49	300	309,837

		$5,264,860

Insured-Transportation — 7.0%
Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 4.00%, 11/15/46	$1,920	$2,141,971
New York Thruway Authority, (AGM), 3.00%, 1/1/46	1,000	1,030,550
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AGM), (AMT), 4.00%, 7/1/37	1,000	1,083,750
(AGM), (AMT), 4.00%, 7/1/46	1,250	1,341,488

		$5,597,759

Lease Revenue/Certificates of Participation — 13.7%
Hudson Yards Infrastructure Corp., NY, 5.00%, 2/15/42(2)	$4,000	$4,682,640
Monroe County Industrial Development Agency, NY, (Rochester Schools Modernization), 5.00%, 5/1/31(2)	5,000	6,241,850

		$10,924,490

Other Revenue — 10.6%
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/37(2)	$5,200	$6,352,424
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 3/15/44	2,000	2,080,680

		$8,433,104

Senior Living/Life Care — 4.7%
Brookhaven Local Development Corp., NY, (Jefferson’s Ferry):
4.00%, 11/1/45	$450	$473,647
5.25%, 11/1/26	240	288,979
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/22	165	173,667
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.):
5.00%, 12/1/29	180	206,595
5.00%, 12/1/34	170	192,551
5.00%, 12/1/40	175	196,032
Tompkins County Development Corp., NY, (Kendal at Ithaca, Inc.):
4.00%, 7/1/34	100	100,606
4.25%, 7/1/32	230	236,755
4.50%, 7/1/42	230	236,037
Westchester County Local Development Corp., NY, (Kendal on Hudson):
5.00%, 1/1/28	1,090	1,152,708
5.00%, 1/1/34	480	502,205

		$3,759,782

Special Tax Revenue — 16.5%
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/43(2)	$4,000	$4,800,400
New York State Urban Development Corp., Personal Income Tax Revenue, 3.00%, 3/15/48	2,000	2,056,160
New York Thruway Authority, Fuel Tax Revenue, 5.00%, 4/1/30(2)	6,000	6,294,780

		$13,151,340

Security	Principal Amount (000’s omitted)	Value
Transportation — 13.8%
Metropolitan Transportation Authority, NY, Green Bonds, 4.75%, 11/15/45	$300	$345,582
New York Thruway Authority, 4.00%, 1/1/50	1,750	1,962,625
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.25%, 1/1/50	740	829,540
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
4.00%, 12/1/42	2,085	2,318,812
5.00%, 12/1/36	170	209,698
(AMT), 4.00%, 12/1/40	50	55,620
Niagara Frontier Transportation Authority, NY, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/39	350	411,834
Port Authority of New York and New Jersey, 5.00%, 10/15/36(2)	4,000	4,822,400

		$10,956,111

Water and Sewer — 12.3%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/46(2)	$4,000	$4,748,960
Suffolk County Water Authority, NY, 5.00%, 6/1/36(2)	4,000	5,028,280

		$9,777,240

Total Tax-Exempt Municipal Obligations — 145.3% (identified cost $105,855,863)		$115,779,869

Taxable Municipal Obligations — 0.3%

Security	Principal Amount (000’s omitted)	Value
Insured-Other Revenue — 0.3%
New York City Industrial Development Agency, NY, (Queens Baseball Stadium):
(AGM), 2.236%, 1/1/34	$95	$93,868
(AGM), 2.336%, 1/1/35	140	138,251

Total Taxable Municipal Obligations — 0.3% (identified cost $235,000)		$232,119

Miscellaneous — 0.7%

Security	Units	Value
Real Estate — 0.7%
CMS Liquidating Trust(1)(3)(4)	257	$558,611

Total Miscellaneous — 0.7% (identified cost $822,400)		$558,611

Security	Value
Total Investments — 149.0% (identified cost $108,931,683)	$118,677,678

Other Assets, Less Liabilities — (49.0)%	$(39,004,470)

Net Assets — 100.0%	$79,673,208

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Trust invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 28, 2021, 13.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.3% to 7.9% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2021, the aggregate value of these securities is $7,221,173 or 9.1% of the Trust’s net assets.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Non-income producing security.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FNMA	-	Federal National Mortgage Association

The Trust did not have any open derivative instruments at February 28, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2021, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$2,107,079	$—	$2,107,079
Tax-Exempt Municipal Obligations	—	115,779,869	—	115,779,869
Taxable Municipal Obligations	—	232,119	—	232,119
Miscellaneous	—	—	558,611	558,611
Total Investments	$—	$118,119,067	$558,611	$118,677,678

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended February 28, 2021 is not presented.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Event

On April 12, 2021, the Trust’s Board of Trustees approved a Plan of Liquidation and Termination (the “Plan”) for the Trust. The Plan will be submitted to the Trust shareholders for approval at the Trust’s special meeting of shareholders to be held on June 25, 2021.